Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0000944695
Registrant Name	HANOVER INSURANCE GROUP, INC.
Registration File Number	333-289677
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A